CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022
Convertible Note; March 8, 2016
Short-Term Debt [Line Items]
Convertible note issued and outstanding	$ 100,000	$ 100,000	$ 100,000
Cash issued for convertible note	$ 100,000	$ 100,000	$ 100,000
Convertible note, interest rate	8.00%	8.00%	8.00%
Notes Payable, Current	$ 100,000	$ 100,000	$ 100,000
Convertible Note; April 6, 2016
Short-Term Debt [Line Items]
Convertible note issued and outstanding	50,000	50,000	50,000
Cash issued for convertible note	$ 50,000	$ 50,000	$ 50,000
Convertible note, interest rate	8.00%	8.00%	8.00%
Notes Payable, Current	$ 50,000	$ 50,000	$ 50,000
Convertible Note; October 31, 2016
Short-Term Debt [Line Items]
Convertible note issued and outstanding	50,000	50,000	50,000
Cash issued for convertible note	$ 50,000	$ 50,000	$ 50,000
Convertible note, interest rate	10.00%	10.00%	10.00%
Notes Payable, Current	$ 50,000	$ 50,000	$ 50,000
Conversion price		$ 18.75	$ 18.75
Convertible Note; May 5, 2017
Short-Term Debt [Line Items]
Convertible note issued and outstanding	200,000	$ 200,000	$ 200,000
Cash issued for convertible note	$ 200,000	$ 200,000	$ 200,000
Convertible note, interest rate	10.00%	10.00%	10.00%
Notes Payable, Current	$ 200,000	$ 200,000	$ 200,000
Derivative Liability	800,000	820,513	738,462
Convertible Note; December 20, 2017
Short-Term Debt [Line Items]
Convertible note issued and outstanding	100,000	100,000	100,000
Cash issued for convertible note	$ 100,000	$ 100,000	$ 100,000
Convertible note, interest rate	10.00%	10.00%	10.00%
Notes Payable, Current	$ 100,000	$ 100,000
Derivative Liability	400,000	410,256	$ 369,231
Convertible Note; October 3, 2017
Short-Term Debt [Line Items]
Convertible note issued and outstanding	50,000	50,000	50,000
Cash issued for convertible note	$ 50,000	$ 50,000	$ 50,000
Convertible note, interest rate	10.00%	10.00%	10.00%
Notes Payable, Current	$ 50,000	$ 50,000	$ 50,000
Derivative Liability	200,000	184,615	184,615
Convertible Note; September 30, 2018
Short-Term Debt [Line Items]
Convertible note issued and outstanding	350,000	350,000	350,000
Cash issued for convertible note	$ 350,000	$ 350,000	$ 350,000
Convertible note, interest rate	10.00%	10.00%	10.00%
Notes Payable, Current	$ 10,000	$ 10,000	$ 10,000
Convertible Note 1; October 31, 2016
Short-Term Debt [Line Items]
Convertible note issued and outstanding			50,000
Cash issued for convertible note			$ 50,000
Convertible note, interest rate			10.00%
Notes Payable, Current			$ 50,000
Convertible Note 2; October 31, 2016
Short-Term Debt [Line Items]
Cash issued for convertible note			$ 50,000
Convertible note, interest rate			10.00%
Notes Payable, Current			$ 50,000
Convertible Note; March 13, 2017
Short-Term Debt [Line Items]
Convertible note issued and outstanding			50,000
Cash issued for convertible note			$ 50,000
Convertible note, interest rate			10.00%
Notes Payable, Current			$ 50,000
March 3120171 [Member]
Short-Term Debt [Line Items]
Cash issued for convertible note			$ 50,000
Convertible note, interest rate			10.00%
Notes Payable, Current			$ 50,000
Derivative Liability			184,615
Convertible Note; April 19, 2017
Short-Term Debt [Line Items]
Convertible note issued and outstanding			50,000
Cash issued for convertible note			$ 50,000
Convertible note, interest rate			10.00%
Notes Payable, Current			$ 50,000
Derivative Liability			184,615
Convertible Note; June 26, 2017
Short-Term Debt [Line Items]
Convertible note issued and outstanding			150,000
Cash issued for convertible note			$ 150,000
Convertible note, interest rate			10.00%
Notes Payable, Current			$ 150,000
Derivative Liability			553,846
Convertible Note; September 25, 2017
Short-Term Debt [Line Items]
Convertible note issued and outstanding			50,000
Cash issued for convertible note			$ 50,000
Convertible note, interest rate			10.00%
Notes Payable, Current			$ 50,000
Derivative Liability			184,615
Convertible Note; October 16, 2017
Short-Term Debt [Line Items]
Convertible note issued and outstanding			100,000
Cash issued for convertible note			$ 100,000
Convertible note, interest rate			10.00%
Notes Payable, Current			$ 100,000
Derivative Liability			369,231
Convertible Note; 2 November 1, 2017
Short-Term Debt [Line Items]
Convertible note issued and outstanding			25,000
Cash issued for convertible note			$ 25,000
Convertible note, interest rate			10.00%
Notes Payable, Current			$ 25,000
Derivative Liability			82,308
Nov 0117 [Member]
Short-Term Debt [Line Items]
Derivative Liability			92,308
Convertible Note; February 28, 2018
Short-Term Debt [Line Items]
Convertible note issued and outstanding			100,000
Cash issued for convertible note			$ 100,000
Convertible note, interest rate			10.00%
Notes Payable, Current			$ 100,000
Derivative Liability			369,231
Convertible Note; July 11, 2018
Short-Term Debt [Line Items]
Convertible note issued and outstanding			11,500
Cash issued for convertible note			$ 11,500
Convertible note, interest rate			10.00%
Notes Payable, Current			$ 11,500
Derivative Liability			42,461
Convertible Note; July 19, 2019
Short-Term Debt [Line Items]
Convertible note issued and outstanding			100,000
Cash issued for convertible note			95,000
Notes Payable, Current			1,000
Derivative Liability			$ 1,639